EQUITY TRANSACTIONS (10K) (Details)																12 Months Ended
	Nov. 09, 2015 USD ($)	Oct. 23, 2015 USD ($)	Apr. 30, 2014 USD ($) shares	Mar. 31, 2014 USD ($) shares	Mar. 14, 2014 USD ($) shares	Feb. 28, 2014 USD ($) shares	Jan. 31, 2014 USD ($) shares	Jan. 06, 2014 USD ($) shares	Nov. 14, 2013 USD ($) shares	Oct. 24, 2013 USD ($) shares	Sep. 06, 2013 USD ($) shares	Jul. 15, 2013 USD ($) shares	Mar. 14, 2013 USD ($) $ / shares shares	Mar. 07, 2013 USD ($) shares	Jan. 03, 2013 USD ($) shares	Dec. 31, 2014 USD ($) Director shares	Sep. 30, 2015 shares	Sep. 06, 2015 $ / shares	Jan. 03, 2014 shares	Dec. 31, 2013 shares	Dec. 21, 2012 USD ($) $ / shares
Common Stock Transactions [Abstract]
Share price (in dollars per share) | $ / shares																		$ 0.38
Number of warrants exercisable to receive shares of common stock (in shares) | shares																	361,516			1,571,428
Shares issued on exercise of warrants (in shares) | shares																3,000,000
Number of days within which request is declared effective							60 days
Number of days for which statement is effective							80 days
Number of additional days for which filing of statement can be done							60 days
Subsequent Event [Member]
Common Stock Transactions [Abstract]
Proceeds from offering	$ 220,000	$ 1,050,000
SPA [Member]
Common Stock Transactions [Abstract]
Number of maximum directors that could be appointed | Director																2
Common Stock [Member]
Common Stock Transactions [Abstract]
Number of warrants exercisable to receive shares of common stock (in shares) | shares																			3,000,000
Proceeds from offering			$ 450,000	$ 450,000	$ 110,000	$ 450,000	$ 450,000	$ 500,000	$ 132,000	$ 300,000	$ 300,000	$ 110,000	$ 88,000	$ 500,000	$ 400,000
Shares purchased under stock purchased agreement (in shares) | shares					275,000			1,250,000	330,000	750,000	750,000	275,000	220,000	1,250,000	1,000,000
Shares issued on exercise of warrants (in shares) | shares			750,000	750,000		750,000	750,000
Common Stock [Member] | March SPA [Member]
Common Stock Transactions [Abstract]
Equity investment																$ 440,000
Maximum amount of common stock purchased under Common Stock Purchase Agreement													$ 88,000
Share price (in dollars per share) | $ / shares													$ 0.60
Issuance of shares of common stock under securities purchase agreement (in shares) | shares																1,100,000
Number of warrants exercisable to receive shares of common stock (in shares) | shares																660,000
Common Stock [Member] | March SPA [Member] | Four-month anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement													$ 110,000
Common Stock [Member] | March SPA [Member] | Eight-month anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement													132,000
Common Stock [Member] | March SPA [Member] | One-year anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement													$ 110,000
Common Stock [Member] | SPA [Member]
Common Stock Transactions [Abstract]
Equity investment																$ 2,000,000
Maximum amount of common stock purchased under Common Stock Purchase Agreement																					$ 400,000
Share price (in dollars per share) | $ / shares																					$ 0.60
Issuance of shares of common stock under securities purchase agreement (in shares) | shares																5,000,000
Number of warrants exercisable to receive shares of common stock (in shares) | shares																3,000,000
Common Stock [Member] | SPA [Member] | Four-month anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement																					$ 500,000
Common Stock [Member] | SPA [Member] | Eight-month anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement																					600,000
Common Stock [Member] | SPA [Member] | One-year anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement																					$ 500,000
Common Stock [Member] | Sacks [Member]
Common Stock Transactions [Abstract]
Proceeds from offering			$ 150,000	$ 150,000		$ 450,000	$ 450,000
Issuance of shares of common stock under assignment agreement | shares			250,000	250,000		750,000	750,000
Common Stock [Member] | TPT [Member]
Common Stock Transactions [Abstract]
Proceeds from offering			$ 300,000	$ 300,000
Issuance of shares of common stock under assignment agreement | shares			500,000	500,000